SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Trade accounts payable	$ 933,610	$ 813,881
Accrued liabilities	332,234	512,205
Due to related parties (Note 23)	142,415	475,628
Government grant payable (Note 22)	33,709	33,709
GST/PST Payable		21,754
Trade payables and accrued liabilities	$ 1,441,968	$ 1,857,177